Income Taxes (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2017	Jun. 30, 2019	Jun. 30, 2018
Effective tax rate	21.00%	35.00%	21.00%	35.00%
Deferred tax asset
Unpaid accrued officer and director compensation	12,559		8,359
Deferred tax operating loss carry-forwards	29,346,959		29,329,836	29,254,563
Valuation allowance	$ 29,359,518		$ 29,338,195	$ 29,254,563
Valuation allowance rate			100.00%
Operating loss carry-forwards expiration description	Expires in the year 2022
Valuation allowance decrease, description			As a result of the Tax Cuts and Jobs Act enacted on December 22, 2017, the United States corporate income tax rate is 21% effective January 1, 2018. Accordingly, we reduced our deferred income tax asset relating to our net operating loss carryforward (and the valuation allowance thereon) by $1,490,874 from $3,727,185 to $2,236,311 as of June 30, 2019.
Year 2022 [Member]
Deferred tax asset	$ 28,980,000
Officer and Director [Member]
Deferred tax asset	29,359,518
Unpaid accrued officer and director compensation	12,559
Deferred tax operating loss carry-forwards	$ 29,346,959